Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Cash and due from banks	$ 24,272	$ 23,705
Federal funds sold and interest-bearing deposits	75,132	70,487
Cash and cash equivalents	99,404	94,192
Securities:
Securities available for sale	81,133	89,538
Securities held to maturity (fair value of $25,549 and $22,741 in 2013 and 2012, respectively)	26,381	21,515
Total securities	107,514	111,053
Loans:
SBA loans held for sale	6,673	6,937
SBA loans held to maturity	48,918	58,593
SBA 504 loans	31,564	41,438
Commercial loans	363,340	301,564
Residential mortgage loans	182,067	132,094
Consumer loans	46,139	46,410
Total loans	678,701	587,036
Allowance for loan losses	(13,141)	(14,758)
Net loans	665,560	572,278
Premises and equipment, net	15,672	12,062
Bank owned life insurance ("BOLI")	12,749	9,402
Deferred tax assets	6,752	5,954
Federal Home Loan Bank stock	5,392	3,989
Accrued interest receivable	3,272	3,298
Other real estate owned ("OREO")	633	1,826
Prepaid FDIC insurance		1,929
Goodwill and other intangibles	1,516	1,516
Other assets	2,654	2,231
Total assets	921,118	819,730
Liabilities:
Deposits: Noninterest-bearing demand deposits	136,035	114,424
Deposits: Interest-bearing demand deposits	130,806	114,838
Deposits: Savings deposits	266,503	294,533
Deposits: Time deposits, under $100,000	108,258	76,994
Deposits: Time deposits, $100,000 and over	97,096	47,971
Total deposits	738,698	648,760
Borrowed funds	107,000	75,000
Subordinated debentures	15,465	15,465
Accrued interest payable	454	434
Accrued expenses and other liabilities	2,328	2,561
Total liabilities	863,945	742,220
Commitments and contingencies
Shareholders' equity:
Cumulative perpetual preferred stock		20,115
Common stock	52,051	54,274
Retained earnings	5,598	1,788
Accumulated other comprehensive income (loss)	(476)	1,333
Total shareholders' equity	57,173	77,510
Total liabilities and shareholders' equity	$ 921,118	$ 819,730